Short-term Bank Borrowings (Tables)	6 Months Ended
Mar. 31, 2025
Short-Term Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Short-term Bank Borrowings

Outstanding balances of short-term bank borrowings as of September 30, 2024 and March 31, 2025 consisted of the following:

	September 30,	As of March 31,
	2024	2025	2025
	RMB	RMB	US$
Collateralized and guaranteed bank loans from Bank of China	10,000,000	10,000,000	1,378,037
	10,000,000	10,000,000	1,378,037

Schedule of Short-Term Bank Borrowings

Short-term bank borrowings as of March 31, 2025 are as follows:

Maturity date	Type	Bank	Interest rate	Balance as at March 31, 2025
				RMB	US$
May 27, 2025	Operating loan	BOC	3.05%	4,000,000	551,215
May 29, 2025	Operating loan	BOC	3.05%	6,000,000	826,822
				10,000,000	1,378,037